COMMITMENTS AND CONTINGENCIES (Details) - Initial Public Offering - Underwriting agreement		9 Months Ended	12 Months Ended
	Apr. 09, 2019 $ / Options shares	Sep. 30, 2020 USD ($) $ / Options	Dec. 31, 2019 USD ($) $ / Options shares
COMMITMENTS
Underwriters option period			45 days
Number of additional units purchased for options | shares			4,500,000
Number of additional units issued as result of option exercised | shares	557,322
Additional units issued, price per unit	10.00
Underwriting discount per unit		0.20	0.20
Aggregate cash discount to underwriter | $		$ 6,111,465	$ 6,111,465
Deferred underwriter fee per unit		0.35	0.35
Deferred underwriter fee in aggregate | $		$ 10,695,063	$ 10,695,063
Deferred underwriter fee per unit paid to members of FINRA company in consummating a business combination		0.10	0.10
Deferred underwriter fee in aggregate paid to members of FINRA company in consummating a business combination | $		$ 3,055,732	$ 3,055,732